Segment Reporting - Schedule of Accounting Policies of the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
How Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue	$ 82,595	$ 85,632
Production costs	(36,958)	(38,648)
Depreciation	(7,226)	(4,057)
Royalties	(4,138)	(4,279)
Gross profit (loss)	34,273	38,648
Other income	138	288
Impairment
Administrative expenses	(2,438)	(1,387)
Staff costs
General and administrative costs
Fines and penalties		(15)
Bank charges	(652)	(812)
Fuel issues
Directors’ fees	(218)	(288)
Welfare costs
Stores
Travel	(503)
Audit fees	(308)
Non-Audit fees	(6)
Legal fees
Share based payment
Investor relations
Loss on disposal of assets	(428)	(269)
Prepayment write down	(74)
Consultancy fees	(249)	(3)
Filing fees
Insurance
Recruitment
Bad debts written off
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)	35	444
Change in fair value of earnout liability
Change in fair value of warrants
Operating profit/(loss)	32,008	37,993
Finance cost	(1,343)	(818)
Related party credit loss		(1,652)
Interest income	16	14
Financial guarantee remeasurement
Profit/(loss) before taxation	30,681	35,537
Income tax (expense)/ income	(7,480)	(9,857)
Profit/(loss) for the year	23,201	25,680
Segment assets	58,383	50,771
Current assets	12,044	8,845
Non-current assets	46,339	41,926
Segment liabilities	33,937	37,850
Current liabilities	16,456	21,719
Non-current liabilities	17,481	16,131
Redwing Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue		250
Production costs		(23)
Depreciation	(8)	(3)
Royalties		(2)
Gross profit (loss)	(8)	222
Other income	512	77
Impairment		(4,095)
Administrative expenses	(2,533)	(2,618)
Staff costs	(1,988)	(1,907)
General and administrative costs	(301)	(252)
Fines and penalties		(68)
Bank charges	(2)	(14)
Fuel issues	(58)	(59)
Directors’ fees
Welfare costs	(75)	(51)
Stores	(64)	(127)
Travel	(7)	(82)
Audit fees	(38)
Non-Audit fees
Legal fees
Share based payment
Investor relations
Loss on disposal of assets
Prepayment write down
Consultancy fees
Filing fees
Insurance
Recruitment
Bad debts written off		(58)
Allowance for credit losses	(23)	(13)
Listing expenses
Foreign exchange gains/(losses)	14	217
Change in fair value of earnout liability
Change in fair value of warrants
Operating profit/(loss)	(2,038)	(6,210)
Finance cost	(150)	(90)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation	(2,188)	(6,300)
Income tax (expense)/ income
Profit/(loss) for the year	(2,188)	(6,300)
Segment assets	90	20
Current assets	9	15
Non-current assets	81	5
Segment liabilities	20,702	20,138
Current liabilities	9,224	8,352
Non-current liabilities	11,478	11,786
Mazowe Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation	(33)
Royalties
Gross profit (loss)	(33)
Other income	127
Impairment	(240)
Administrative expenses	(1,634)
Staff costs	(797)
General and administrative costs	(756)
Fines and penalties
Bank charges	(8)
Fuel issues
Directors’ fees
Welfare costs	(27)
Stores
Travel
Audit fees	(46)
Non-Audit fees
Legal fees
Share based payment
Investor relations
Loss on disposal of assets
Prepayment write down
Consultancy fees
Filing fees
Insurance
Recruitment
Bad debts written off
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)	(108)
Change in fair value of earnout liability
Change in fair value of warrants
Operating profit/(loss)	(1,888)
Finance cost	(324)
Related party credit loss
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation	(2,212)
Income tax (expense)/ income
Profit/(loss) for the year	(2,212)
Segment assets	236
Current assets	59
Non-current assets	177
Segment liabilities	15,002
Current liabilities	6,698
Non-current liabilities	8,304
Mazowe Mine [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation		(81)
Royalties
Gross profit (loss)		(81)
Other income		351
Impairment		(1,629)
Administrative expenses		(2,024)
Staff costs		(887)
General and administrative costs		(967)
Fines and penalties
Bank charges		(5)
Fuel issues		(59)
Directors’ fees
Welfare costs		(81)
Stores
Travel
Audit fees
Non-Audit fees
Legal fees
Share based payment
Investor relations
Loss on disposal of assets
Prepayment write down
Consultancy fees
Filing fees
Insurance
Recruitment
Bad debts written off		(25)
Allowance for credit losses
Listing expenses
Foreign exchange gains/(losses)		355
Change in fair value of earnout liability
Change in fair value of warrants
Operating profit/(loss)		(3,028)
Finance cost		(332)
Related party credit loss		29
Interest income
Financial guarantee remeasurement
Profit/(loss) before taxation		(3,331)
Income tax (expense)/ income
Profit/(loss) for the year		(3,331)
Segment assets		248
Current assets		91
Non-current assets		157
Segment liabilities		16,762
Current liabilities		8,699
Non-current liabilities		8,063
Other [Member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue
Production costs
Depreciation
Royalties
Gross profit (loss)
Other income
Impairment
Administrative expenses	(16,798)	(14,072)
Staff costs	(2,244)	(6,634)
General and administrative costs	(156)
Fines and penalties	(254)
Bank charges
Fuel issues
Directors’ fees	(353)
Welfare costs
Stores
Travel	(2,521)	(1,623)
Audit fees	(163)	(941)
Non-Audit fees
Legal fees	(3,161)	(723)
Share based payment	(236)
Investor relations	(251)
Loss on disposal of assets
Prepayment write down
Consultancy fees	(6,041)	(4,151)
Filing fees	(308)
Insurance	(493)
Recruitment	(617)
Bad debts written off
Allowance for credit losses
Listing expenses	(65,381)
Foreign exchange gains/(losses)	(7)
Change in fair value of earnout liability	158,822
Change in fair value of warrants	5,725
Operating profit/(loss)	82,361	(14,072)
Finance cost	(135)	(282)
Related party credit loss		197
Interest income
Financial guarantee remeasurement		2,746
Profit/(loss) before taxation	82,226	(11,411)
Income tax (expense)/ income	153	(1,050)
Profit/(loss) for the year	82,379	(12,461)
Segment assets	4,085
Current assets	4,058
Non-current assets	27
Segment liabilities	32,428	7,215
Current liabilities	21,191	7,215
Non-current liabilities	11,237
Reportable segments [member]
Schedule of Accounting Policies of the Reportable Segments [Line Items]
Revenue	82,595	85,882
Production costs	(36,958)	(38,671)
Depreciation	(7,267)	(4,141)
Royalties	(4,138)	(4,281)
Gross profit (loss)	34,232	38,789
Other income	777	716
Impairment	(240)	(5,724)
Administrative expenses	(23,403)	(20,101)
Staff costs	(5,029)	(9,423)
General and administrative costs	(1,213)	(1,219)
Fines and penalties	(254)	(83)
Bank charges	(662)	(831)
Fuel issues	(58)	(118)
Directors’ fees	(571)	(288)
Welfare costs	(102)	(132)
Stores	(64)	(127)
Travel	(3,031)	(1,705)
Audit fees	(555)	(941)
Non-Audit fees	(6)
Legal fees	(3,161)	(723)
Share based payment	(236)
Investor relations	(251)
Loss on disposal of assets	(428)	(269)
Prepayment write down	(74)
Consultancy fees	(6,290)	(4,154)
Filing fees	(308)
Insurance	(493)
Recruitment	(617)
Bad debts written off		(83)
Allowance for credit losses	(23)	(13)
Listing expenses	(65,381)
Foreign exchange gains/(losses)	(66)	1,016
Change in fair value of earnout liability	158,822
Change in fair value of warrants	5,725
Operating profit/(loss)	110,443	14,683
Finance cost	(1,952)	(1,522)
Related party credit loss		(1,426)
Interest income	16	14
Financial guarantee remeasurement		2,746
Profit/(loss) before taxation	108,507	14,495
Income tax (expense)/ income	(7,327)	(10,907)
Profit/(loss) for the year	101,180	3,588
Segment assets	62,794	51,039
Current assets	16,170	8,951
Non-current assets	46,624	42,088
Segment liabilities	102,069	81,965
Current liabilities	53,569	45,985
Non-current liabilities	$ 48,500	$ 35,980